Earnings/ (loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/ (loss)	$ 27,609	$ (65,441)	$ (86,373)
Less:
Dividend declared on restricted shares	(144)	(253)	(172)
Undistributed (income)/ loss attributable to Series C participating preferred shares	0	(13)	4,312
Net income/ (loss) attributable to common stockholders, basic	27,465	(65,707)	(82,233)
Net income/ (loss) attributable to common stockholders, diluted	$ 27,465	$ (65,707)	$ (82,233)
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	16,038,648	13,823,754	9,784,507
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	16,190,920	13,823,754	9,784,507
Net income/ (loss) per share, basic	$ 1.71	$ (4.75)	$ (8.40)
Net income/ (loss) per share, diluted	$ 1.70	$ (4.75)	$ (8.40)